COMMITMENTS AND CONTINGENT LIABILITIES (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2014	$ 16,294
2015	14,767
2016	12,781
2017	11,610
2018	9,607
2019 and thereafter	43,278
Operating leases, future minimum payments	$ 108,337